Revenue (Schedule of Disaggregated by Geographical Region and Revenue Type) (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 1,288	$ 1,253	$ 2,534	$ 2,478	$ 5,021	$ 4,870	$ 4,700
Recurring
Disaggregation of Revenue [Line Items]
Revenue	794	742	1,552	1,466	2,954	2,859	2,660
Nonrecurring
Disaggregation of Revenue [Line Items]
Revenue	494	511	982	1,012	2,067	2,011	2,040
North America
Disaggregation of Revenue [Line Items]
Revenue	616	582	1,219	1,158	2,353	2,260	2,054
Western Europe
Disaggregation of Revenue [Line Items]
Revenue	284	285	565	563	1,120	1,059	1,099
Other developed markets
Disaggregation of Revenue [Line Items]
Revenue	29	31	56	60	118	123	119
High-growth markets
Disaggregation of Revenue [Line Items]
Revenue	359	355	694	697	1,430	1,428	1,428
Operating segments | Water Quality
Disaggregation of Revenue [Line Items]
Revenue	777	756	1,526	1,485	3,039	2,887	2,669
Operating segments | Water Quality | Recurring
Disaggregation of Revenue [Line Items]
Revenue	473	437	915	859	1,727	1,663	1,491
Operating segments | Water Quality | Nonrecurring
Disaggregation of Revenue [Line Items]
Revenue	304	319	611	626	1,312	1,224	1,178
Operating segments | Water Quality | North America
Disaggregation of Revenue [Line Items]
Revenue	446	418	881	827	1,694	1,590	1,408
Operating segments | Water Quality | Western Europe
Disaggregation of Revenue [Line Items]
Revenue	132	134	263	265	536	500	490
Operating segments | Water Quality | Other developed markets
Disaggregation of Revenue [Line Items]
Revenue	17	17	32	33	65	67	61
Operating segments | Water Quality | High-growth markets
Disaggregation of Revenue [Line Items]
Revenue	182	187	350	360	$ 744	$ 730	$ 710
Operating segments | Product Quality & Innovation
Disaggregation of Revenue [Line Items]
Revenue	511	497	1,008	993
Operating segments | Product Quality & Innovation | Recurring
Disaggregation of Revenue [Line Items]
Revenue	321	305	637	607
Operating segments | Product Quality & Innovation | Nonrecurring
Disaggregation of Revenue [Line Items]
Revenue	190	192	371	386
Operating segments | Product Quality & Innovation | North America
Disaggregation of Revenue [Line Items]
Revenue	170	164	338	331
Operating segments | Product Quality & Innovation | Western Europe
Disaggregation of Revenue [Line Items]
Revenue	152	151	302	298
Operating segments | Product Quality & Innovation | Other developed markets
Disaggregation of Revenue [Line Items]
Revenue	12	14	24	27
Operating segments | Product Quality & Innovation | High-growth markets
Disaggregation of Revenue [Line Items]
Revenue	$ 177	$ 168	$ 344	$ 337